UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

Smith Barney Allocation Series Inc.

Select High Growth Portfolio

Select Growth Portfolio

Select Balanced Portfolio

FORM N-Q

APRIL 30, 2005

The Select High Growth Portfolio

Schedule of Investments (unaudited)	April 30, 2005

Shares	Description	Value
Underlying Funds - 99.5%
169,041	Smith Barney Aggressive Growth Fund Inc.	$15,426,685
898,084	Smith Barney Funds, Inc. - Large Cap Value Fund	13,713,744
641,234	Smith Barney Income Funds - Smith Barney High Income Fund	4,315,505
641,314	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	8,003,601
313,344	Smith Barney Investment Series - SB Growth and Income Fund	4,562,289
983,324	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	20,335,138
1,184,381	Smith Barney Small Cap Core Fund, Inc.	17,872,312
571,188	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	7,682,476

	Total Underlying Funds (Cost - $85,132,977)	91,911,750

Face Amount
Repurchase Agreement - 0.5%
$ 464,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $464,114; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $473,281) (Cost - $464,000)	464,000

	Total Investments - 100.0% (Cost - $85,596,977*)	92,375,750
	Liabilities in Excess of Other Assets - (0.0)%	(31,797)

	Total Net Assets - 100.0%	$92,343,953

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

1

The Select Growth Portfolio

Schedules of Investments (unaudited) (continued)		April 30, 2005

Shares	Description	Value
Underlying Funds - 99.7%
99,613	Smith Barney Aggressive Growth Fund Inc.	$9,090,696
1,620,869	Smith Barney Core Plus Bond Fund	20,358,117
2,086,123	Smith Barney Funds, Inc. - Large Cap Value Fund	31,855,098
2,122,230	Smith Barney Income Funds - Smith Barney High Income Fund	14,282,605
527,001	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	6,576,972
843,739	Smith Barney Investment Series - SB Growth and Income Fund	12,284,836
1,619,576	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	33,492,832
673,375	Smith Barney Small Cap Core Fund, Inc.	10,161,234
663,976	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	8,930,480

	Total Underlying Funds (Cost - $150,197,637)	147,032,870

Face Amount
Repurchase Agreement - 0.3%
$ 460,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $460,113; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $469,200) (Cost - $460,000)	460,000

	Total Investments - 100.0.% (Cost - $150,657,637*)	147,492,870
	Liabilities in Excess of Other Assets - (0.0)%	(13,337)

	Total Net Assets - 100.0%	$147,479,533

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

2

The Select Balanced Portfolio

Schedules of Investments (unaudited) (continued)		April 30, 2005

Shares	Description	Value
Underlying Funds - 99.4%
2,404,191	Smith Barney Appreciation Fund Inc.	$33,778,876
4,034,601	Smith Barney Core Plus Bond Fund Inc.	50,674,586
2,292,483	Smith Barney Fundamental Value Fund Inc.	32,920,062
596,852	Smith Barney Funds, Inc. - Large Cap Value Fund	9,113,923
2,509,508	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	10,489,745
1,497,043	Smith Barney Income Funds - SB Convertible Fund	24,940,742
5,448,094	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	37,047,040
2,344,541	Smith Barney Investment Series - SB Growth and Income Fund	34,136,509
610,268	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	12,620,351
708,449	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	9,528,645

	Total Underlying Funds (Cost - $249,376,885)	255,250,479

Face Amount
Repurchase Agreement - 0.5%
$ 1,325,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman, Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity - $1,325,325; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value - $1,351,503) (Cost - $1,325,000)	1,325,000

	Total Investments - 99.9% (Cost - $250,701,885*)	256,575,479
	Other Assets in Excess of Liabilities - 0.1%	250,781

	Total Net Assets - 100.0%	$256,826,260

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

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Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc. Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select High Growth Portfolio	$13,368,390	$(6,589,617)	$6,778,773
Select Growth Portfolio	10,780,019	(13,944,786)	(3,164,767)
Select Balanced Portfolio	11,813,266	(5,939,672)	5,873,594

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ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Allocation Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	June 29, 2005